Stock Options (Narrative) (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 14, 2025 Share $ / shares	Mar. 27, 2024 Share $ / shares	Feb. 21, 2023 USD ($) shares	Jul. 03, 2026 Share $ / shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2026 USD ($) Share shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 USD ($) Share shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 USD ($) Share shares	Apr. 19, 2022 shares	May 14, 2019 shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted in share-based payment arrangement	80,000	60,500				0		82,000		60,500
Description of maximum term of options granted for share-based payment arrangement	five years	five years
Exercise price of stock options granted | $ / shares	$ 7.8	$ 27.2			$ 0		$ 7.95		$ 27.2
Number of stock options exercised in share-based payment arrangement						0				8,572
Number of stock options forfeited or expired in share-based payment arrangement						54,138		71,003		26,304
Expense reversal of share-based payment forfeitures | $						$ 69,916		$ 260,861
Share-based payments | $						$ 279,546		$ 897,468		$ 1,502,112
Exercise price of stock options forfeited | $ / shares					$ 173.15		$ 62.49		$ 52.61
2023 Equity Incentive Plan (the "2023 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Maximum aggregate fair market value of stock options exercisable | $			$ 100,000
Number of stock options available for issuance in share based arrangement | shares					298,004	298,004	36,649	36,649	2,646	2,646
Number of performance based awards available for issuance in share based arrangement | shares			246,760		502,929	502,929	294,912	294,912	249,912	249,912
2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options available for issuance in share based arrangement | shares					298,004	298,004	36,649	36,649	2,646	2,646
Number of performance based awards available for issuance in share based arrangement | shares					502,929	502,929	294,912	294,912	249,912	249,912	294,912
Rolling Stock Option Plan (the "2019 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares available for issuance in share based arrangement | shares												212,299
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares available for issuance in share based arrangement | shares													149,154
Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options forfeited or expired in share-based payment arrangement				4,825
Exercise price of stock options forfeited | $ / shares				$ 146.15
Officers and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted in share-based payment arrangement	52,500	36,000
Officers and directors [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%	25.00%
Officers and directors [Member] | After 6 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%	25.00%
Officers and directors [Member] | After 9 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%	25.00%
Officers and directors [Member] | After 12 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%	25.00%
Officer and director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted in share-based payment arrangement		6,000
Officer and director [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options		20.00%
Officer and director [Member] | After 6 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options		20.00%
Officer and director [Member] | After 288 days [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options		30.00%
Officer and director [Member] | After 12 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options		30.00%
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted in share-based payment arrangement	25,000	11,000
Employees [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%	25.00%
Employees [Member] | After years 1, 2 and 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%	25.00%
Employees Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted in share-based payment arrangement		4,000
Employees Two [Member] | After 288 days [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options		50.00%
Employees Two [Member] | After years 2 and 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options		25.00%
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted in share-based payment arrangement	2,500	3,500
Consultants [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%	25.00%
Consultants [Member] | After 6 months, 9 months, and 12 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%
Consultants [Member] | After 9 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%
Consultants [Member] | After 12 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options	25.00%
Consultants [Member] | After years 1, 2 and 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage of stock options		25.00%